Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	¥ 21,402,892	¥ 21,958,591
Accounts receivable, net of allowance for doubtful accounts of ¥107,684 thousand and ¥123,453 thousand at March 31, 2017 and 2018, respectively (Notes 5, 6 and 22)	31,830,882	27,383,692
Inventories (Note 3)	1,714,547	2,798,054
Prepaid expenses - current	8,442,981	7,610,925
Deferred tax assets - current (Note 12)		1,298,469
Other current assets, net of allowance for doubtful accounts of ¥15,192 thousand and ¥720 thousand at March 31, 2017 and 2018, respectively (Notes 5, 9 and 22)	3,793,449	2,672,008
Total current assets	67,184,751	63,721,739
INVESTMENTS IN EQUITY METHOD INVESTEES (Note 6)	5,246,313	3,150,175
OTHER INVESTMENTS (Notes 4, 17, 18 and 19)	11,374,442	7,924,914
PROPERTY AND EQUIPMENT—Net (Notes 7 and 9)	46,414,250	39,775,444
GOODWILL (Note 8)	6,082,472	6,169,609
OTHER INTANGIBLE ASSETS—Net (Note 8)	2,704,668	3,087,017
GUARANTEE DEPOSITS (Note 9)	3,422,443	3,060,365
DEFERRED TAX ASSETS - Noncurrent (Note 12)	183,808	80,566
NET INVESTMENT IN SALES-TYPE LEASES - Noncurrent (Note 9)	1,545,293	2,047,682
PREPAID EXPENSES-Noncurrent	7,965,889	6,607,437
OTHER ASSETS, net of allowance for doubtful accounts and loans of ¥61,877 thousand and ¥60,929 thousand at March 31, 2017 and 2018, respectively (Notes 5 and 18)	1,324,490	1,770,201
TOTAL	153,448,819	137,395,149
CURRENT LIABILITIES:
Short-term borrowings (Note 11)	9,250,000	9,250,000
Capital lease obligations—current portion (Note 9 and 22)	5,655,875	4,818,723
Accounts payable—trade (Notes 6 and 22)	14,950,920	14,653,065
Accounts payable—other	1,448,423	2,308,790
Income taxes payable (Note 12)	1,928,037	1,075,745
Accrued expenses	3,111,385	2,755,581
Deferred income—current	4,237,676	3,750,542
Other current liabilities (Notes 10 and 12)	1,562,717	1,370,661
Total current liabilities	42,145,033	39,983,107
LONG-TERM BORROWINGS (Notes 11 and 18)	15,500,000	8,500,000
CAPITAL LEASE OBLIGATIONS—Noncurrent (Note 9 and 22)	10,920,726	10,384,643
ACCRUED RETIREMENT AND PENSION COSTS (Note 13)	3,724,634	3,532,965
DEFERRED TAX LIABILITIES—Noncurrent (Note 12)	688,787	963,845
DEFERRED INCOME—Noncurrent	3,952,279	3,656,612
OTHER NONCURRENT LIABILITIES (Note 10 and 11)	2,528,803	2,993,777
Total liabilities	79,460,262	70,014,949
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Notes 4, 13, 14 and 15):
Common stock—authorized, 75,520,000 shares; issued and outstanding, 46,711,400 and 46,713,800 shares at March 31, 2017 and 2018, respectively	25,511,804	25,509,499
Additional paid-in capital	36,175,937	36,117,511
Retained earnings	8,404,228	4,511,945
Accumulated other comprehensive income	5,074,872	2,499,700
Treasury stock—1,650,909 shares held by the company at March 31, 2017 and 2018, respectively	(1,896,784)	(1,896,784)
Total Internet Initiative Japan Inc. shareholders' equity	73,270,057	66,741,871
NONCONTROLLING INTERESTS	718,500	638,329
Total equity	73,988,557	67,380,200
TOTAL	¥ 153,448,819	¥ 137,395,149